BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	May 26, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 7,844	$ 950	$ 8,490
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average rate (%)	9.20%		9.00%
Weighted average term (years)	5 years 3 months 18 days		5 years 6 months